Payable to Clients - Schedule of Owned Obligations to the Clients (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Payables to clients:
Payable to customer	$ 121,463,755	$ 53,833,173
Related parties [Member]
Payables to clients:
Payable to customer	35,646,485	691,588
Third party payables [Member]
Payables to clients:
Payable to customer	$ 85,817,270	$ 53,141,585